Summary of Significant Accounting Policies - Schedule of Property and Equipment Estimated Useful Lives (Q2) (Details)	Jun. 30, 2025	Dec. 31, 2024
Building [Member]
Schedule of Property and Equipment Estimated Useful Lives [Line Items]
Property and Equipment Useful Life	39 years	39 years
Machinery and Equipment [Member] | Minimum [Member]
Schedule of Property and Equipment Estimated Useful Lives [Line Items]
Property and Equipment Useful Life	5 years	5 years
Machinery and Equipment [Member] | Maximum [Member]
Schedule of Property and Equipment Estimated Useful Lives [Line Items]
Property and Equipment Useful Life	10 years	10 years
Office Equipment and Fixtures [Member]
Schedule of Property and Equipment Estimated Useful Lives [Line Items]
Property and Equipment Useful Life	5 years
Vehicles [Member]
Schedule of Property and Equipment Estimated Useful Lives [Line Items]
Property and Equipment Useful Life	8 years	8 years